Revenue - Detailed Information about Revenue (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2017 INR (₨)
Revenue [abstract]
Sale of products, gross of excise duty	₨ 890,083	$ 12,870	₨ 901,472		₨ 734,997
Less: excise duty			(10,564)		(39,462)
Sale of products, net of excise duty	890,083	12,870	890,908		695,535
Sale of services	2,205	32	3,085		4,792
Revenue from contingent rents	16,724	242	15,556		14,317
Total revenue	₨ 909,012	$ 13,144	₨ 909,549	[1]	₨ 714,644

[1]	Restated (Refer Note 2(b))